(Accruing And Non-Accruing Loans By Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	$ 27,658,929	[1]	$ 19,589,520	[1]	$ 17,686,502
TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance	25,500		25,500
Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	27,435,858		19,377,918
Total Accruing	27,528,310		19,443,873
Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	50,884		42,570
Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	41,568		23,385
Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	70,040		93,158
Total Non-Accruing	130,619		145,647
Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	13,654		9,612
Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	46,925		42,877
C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	16,057,273		12,148,087		10,436,390
C&I | General C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	13,545,258		9,754,921
C&I | Loans to Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	2,099,961		2,045,189
C&I | TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	306,915		307,445
C&I | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	105,139		40,532
C&I | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,994,959		12,105,988
Total Accruing	16,026,120		12,115,351
C&I | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	11,507		9,106
C&I | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	19,654		257
C&I | Accruing | General C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	13,508,635		9,720,231
Total Accruing	13,517,172		9,725,453
C&I | Accruing | General C&I | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,442		5,199
C&I | Accruing | General C&I | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	95		23
C&I | Accruing | Loans to Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,099,961		2,041,408
Total Accruing	2,099,961		2,045,130
C&I | Accruing | Loans to Mortgage Companies | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		3,722
C&I | Accruing | Loans to Mortgage Companies | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Accruing | TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	303,848		304,236
Total Accruing	303,848		304,236
C&I | Accruing | TRUPs | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Accruing | TRUPs | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	82,515		40,113
Total Accruing	105,139		40,532
C&I | Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,065		185
C&I | Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	19,559		234
C&I | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,761		16,106
Total Non-Accruing	31,153		32,736
C&I | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,019		374
C&I | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	22,373		16,256
C&I | Non-Accruing | General C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,761		16,106
Total Non-Accruing	28,086		29,468
C&I | Non-Accruing | General C&I | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,019		374
C&I | Non-Accruing | General C&I | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	19,306		12,988
C&I | Non-Accruing | Loans to Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		59
C&I | Non-Accruing | Loans to Mortgage Companies | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Non-Accruing | Loans to Mortgage Companies | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		59
C&I | Non-Accruing | TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	3,067		3,209
C&I | Non-Accruing | TRUPs | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Non-Accruing | TRUPs | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,067		3,209
C&I | Non-Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
C&I | Non-Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
C&I | Non-Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	4,214,695		2,135,523		1,674,935
Commercial Real Estate | Income CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	4,127,869		2,087,450
Commercial Real Estate | Residential C R E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	56,446		43,155
Commercial Real Estate | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	30,380		4,918
Commercial Real Estate | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,208,567		2,132,446
Total Accruing	4,213,302		2,132,747
Commercial Real Estate | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,684		301
Commercial Real Estate | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,051		0
Commercial Real Estate | Accruing | Income CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,126,411		2,085,455
Total Accruing	4,127,267		2,085,469
Commercial Real Estate | Accruing | Income CRE | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	856		14
Commercial Real Estate | Accruing | Income CRE | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial Real Estate | Accruing | Residential C R E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	55,655		42,182
Total Accruing	55,655		42,360
Commercial Real Estate | Accruing | Residential C R E | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		178
Commercial Real Estate | Accruing | Residential C R E | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial Real Estate | Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,501		4,809
Total Accruing	30,380		4,918
Commercial Real Estate | Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,828		109
Commercial Real Estate | Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,051		0
Commercial Real Estate | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	56		232
Total Non-Accruing	1,393		2,776
Commercial Real Estate | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		460
Commercial Real Estate | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,337		2,084
Commercial Real Estate | Non-Accruing | Income CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	56		232
Total Non-Accruing	602		1,981
Commercial Real Estate | Non-Accruing | Income CRE | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		460
Commercial Real Estate | Non-Accruing | Income CRE | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	546		1,289
Commercial Real Estate | Non-Accruing | Residential C R E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	791		795
Commercial Real Estate | Non-Accruing | Residential C R E | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial Real Estate | Non-Accruing | Residential C R E | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	791		795
Commercial Real Estate | Non-Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Commercial Real Estate | Non-Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Commercial Real Estate | Non-Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	6,367,755		4,523,752		4,766,518
Consumer Real Estate | Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	1,818,511		1,691,583
Consumer Real Estate | R/E installment loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	4,510,714		2,830,593
Consumer Real Estate | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	38,530		1,576
Consumer Real Estate | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,254,802		4,398,825
Total Accruing	6,296,268		4,440,940
Consumer Real Estate | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	27,033		26,005
Consumer Real Estate | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	14,433		16,110
Consumer Real Estate | Accruing | Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,738,493		1,602,640
Total Accruing	1,766,023		1,631,496
Consumer Real Estate | Accruing | Home Equity Line of Credit | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	17,828		17,997
Consumer Real Estate | Accruing | Home Equity Line of Credit | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	9,702		10,859
Consumer Real Estate | Accruing | R/E installment loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,480,953		2,794,866
Total Accruing	4,491,715		2,807,868
Consumer Real Estate | Accruing | R/E installment loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,189		7,844
Consumer Real Estate | Accruing | R/E installment loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,573		5,158
Consumer Real Estate | Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	35,356		1,319
Total Accruing	38,530		1,576
Consumer Real Estate | Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,016		164
Consumer Real Estate | Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,158		93
Consumer Real Estate | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	54,947		64,953
Total Non-Accruing	71,487		82,812
Consumer Real Estate | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,583		6,584
Consumer Real Estate | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,957		11,275
Consumer Real Estate | Non-Accruing | Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	40,508		46,964
Total Non-Accruing	52,488		60,087
Consumer Real Estate | Non-Accruing | Home Equity Line of Credit | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,626		4,201
Consumer Real Estate | Non-Accruing | Home Equity Line of Credit | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,354		8,922
Consumer Real Estate | Non-Accruing | R/E installment loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	14,439		17,989
Total Non-Accruing	18,999		22,725
Consumer Real Estate | Non-Accruing | R/E installment loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,957		2,383
Consumer Real Estate | Non-Accruing | R/E installment loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,603		2,353
Consumer Real Estate | Non-Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Consumer Real Estate | Non-Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Consumer Real Estate | Non-Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	399,307		423,125		454,123
Permanent Mortgage | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	365,527		385,972
Total Accruing	372,917		395,944
Permanent Mortgage | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,930		4,544
Permanent Mortgage | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,460		5,428
Permanent Mortgage | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	13,245		11,867
Total Non-Accruing	26,390		27,181
Permanent Mortgage | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,052		2,194
Permanent Mortgage | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	12,093		13,120
Credit Card and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	619,899		359,033		$ 354,536
Credit Card and Other | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	196,364		191,651
Credit Card and Other | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	418,035		167,330
Credit Card and Other | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, net of unearned income	5,500		52
Credit Card and Other | Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	612,003		354,687
Total Accruing	619,703		358,891
Credit Card and Other | Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,730		2,614
Credit Card and Other | Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,970		1,590
Credit Card and Other | Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	193,940		188,573
Total Accruing	196,364		191,651
Credit Card and Other | Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,371		1,622
Credit Card and Other | Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,053		1,456
Credit Card and Other | Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	415,070		166,062
Total Accruing	417,839		167,188
Credit Card and Other | Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,666		992
Credit Card and Other | Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	103		134
Credit Card and Other | Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,993		52
Total Accruing	5,500		52
Credit Card and Other | Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,693		0
Credit Card and Other | Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	814		0
Credit Card and Other | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	31		0
Total Non-Accruing	196		142
Credit Card and Other | Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Credit Card and Other | Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	165		142
Credit Card and Other | Non-Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Credit Card and Other | Non-Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Credit Card and Other | Non-Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Credit Card and Other | Non-Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	31		0
Total Non-Accruing	196		142
Credit Card and Other | Non-Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Credit Card and Other | Non-Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	165		142
Credit Card and Other | Non-Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Credit Card and Other | Non-Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Credit Card and Other | Non-Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	$ 0		$ 0

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.